Credit risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) economic_scenario	Dec. 31, 2024 GBP (£)
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period	5 years
Impairment allowance | Post-model adjustment
Disclosure of financial assets [line items]
Financial assets	£ (87)
Impairment allowance | Post-model adjustment, net of significant risk transfer
Disclosure of financial assets [line items]
Financial assets	(70)
Impairment allowance | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(79)	£ 0
Impairment allowance | Other adjustments
Disclosure of financial assets [line items]
Financial assets	57	29
Impairment allowance | Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(79)	0
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(78)	0
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments | Cross default risk
Disclosure of financial assets [line items]
Financial assets	(78)	0
Impairment allowance | Total loans and advances at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Financial assets	57	22
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(2,371)	(2,557)
Impairment allowance | Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(30)	0
Impairment allowance | Retail credit cards | Economic uncertainty adjustments | Cross default risk
Disclosure of financial assets [line items]
Financial assets	(30)	0
Impairment allowance | Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Financial assets	0	23
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(818)	(791)
Impairment allowance | Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(48)	0
Impairment allowance | Corporate loans | Economic uncertainty adjustments | Cross default risk
Disclosure of financial assets [line items]
Financial assets	(48)	0
Impairment allowance | Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Financial assets	60	6
Impairment allowance | Debt securities at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	(1)	0
Impairment allowance | Debt securities at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 7